Quarterly Financial Data Qarterly Financial Data Table(Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Data [Abstract]
Revenues	$ 6,526	$ 5,531	$ 5,289	$ 4,481	$ 5,825	$ 6,601	$ 11,540	$ 10,326	$ 21,827	$ 34,292	$ 55,475
Operating income (loss)	(165)	638	715	614	187	576	888	608	1,802	2,259	2,443
Net income (loss)	(362)	138	472	376	21	393	839	268	624	1,521	1,299
Common Unitholders’ interest in net income (loss)	$ (762)	$ (241)	$ 60	$ (67)	$ (327)	$ 59	$ 298	$ (48)	$ (1,010)	$ (18)	$ 606
Basic net income (loss) per Common Unit	$ (0.98)	$ (0.33)	$ 0.07	$ (0.10)	$ (0.45)	$ 0.07	$ 0.45	$ (0.11)	$ (1.37)	$ (0.06)	$ 1.18
Diluted net income (loss) per Common Unit	$ (0.98)	$ (0.33)	$ 0.07	$ (0.10)	$ (0.45)	$ 0.07	$ 0.45	$ (0.11)	$ (1.37)	$ (0.07)	$ 1.18